SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 289,543	$ 192,583
Note receivable	115,850	169,300
Total	405,393	304,569
Derivative liability		57,314
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	157,143	57,143
Note receivable
Total	157,143	57,143
Derivative liability
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	132,400	135,440
Note receivable
Total	132,400	135,440
Derivative liability
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Note receivable	115,850	169,300
Total	$ 115,850	111,986
Derivative liability		$ 57,314